SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	2,273,664
Assumed	444,826
Exercised	(813,787)
Forfeited	(224,289)
Cancelled	(4,284)
Outstanding at December 31, 2017	1,676,130	2,273,664
Exercisable	598,843
Weighted average exercise price
Outstanding at January 1, 2017	$ 23.61
Granted	20.75
Exercised	23.35
Forfeited	22.85
Cancelled	15.00
Outstanding at December 31, 2017	23.07	$ 23.61
Exercisable	$ 33.38
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 5 months 16 days	4 years 5 months 12 days
Exercisable	3 years 5 months 12 days
Aggregate intrinsic value
Outstanding at January 1, 2017	$ 102,652
Outstanding at December 31, 2017	115,390	$ 102,652
Exercisable	$ 35,049